Document and Entity Information	Jun. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 22, 2026
Entity File Number	814-01561
Entity Registrant Name	T. Rowe Price OHA Select Private Credit Fund
Entity Central Index Key	0001901164
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-6521578
Entity Address, Address Line One	1 Vanderbilt Avenue, 16th Floor
Entity Address, City or Town	NY
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	326-1500
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false